Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Capital Structure Explanatory	The capital structure of the Group consists of debt, which includes the borrowings disclosed in note 19, cash and cash equivalents in note 18 and equity attributable to equity holders of the parent, comprising issued capital, reserves and retained earnings as disclosed in the consolidated statement of changes in equity and in note 25.

	2024	2023
	£m	£m
Cash and cash equivalents (note 18)	2,638	2,218
Borrowings due within one year (note 19)	(584)	(946)
Borrowings due after one year (note 19)	(3,744)	(3,775)
Cash and cash equivalents less borrowings	(1,690)	(2,503)
Equity	3,734	3,833
Capital	2,044	1,330

Maturity Analysis For Financial Liabilities
The following table is an analysis of future anticipated cash flows, in the form of interest and principal repayments, in relation to the Group’s financial liabilities and derivatives, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	Bank overdrafts	Bonds[1]	Lease liabilities	Total borrowings and leases	Trade payables and other financial liabilities[2]	Total non-derivative financial instruments	Derivative financial instruments receivable	Derivative financial instruments payable	Total derivative financial instruments	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2024
Within one year	(171)	(536)	(353)	(1,060)	(12,130)	(13,190)	1,244	(1,296)	(52)	(13,242)
Between one and two years	—	(736)	(307)	(1,043)	(76)	(1,119)	99	(119)	(20)	(1,139)
Between two and three years	—	(723)	(281)	(1,004)	(45)	(1,049)	62	(80)	(18)	(1,067)
Between three and four years	—	(542)	(256)	(798)	(25)	(823)	516	(542)	(26)	(849)
Between four and five years	—	(359)	(235)	(594)	(13)	(607)	632	(656)	(24)	(631)
Over five years	—	(2,265)	(1,260)	(3,525)	(9)	(3,534)	479	(525)	(46)	(3,580)
	(171)	(5,161)	(2,692)	(8,024)	(12,298)	(20,322)	3,032	(3,218)	(186)	(20,508)
Effect of discounting/financing rates	—	1,004	672	1,676	26	1,702	—	—	134	1,836
Total	(171)	(4,157)	(2,020)	(6,348)	(12,272)	(18,620)	—	—	(52)	(18,672)

	Bank overdrafts	Bonds[1]	Lease liabilities	Total borrowings and leases	Trade payables and other financial liabilities[2]	Total non-derivative financial instruments	Derivative financial instruments receivable	Derivative financial instruments payable	Total derivative financial instruments	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2023
Within one year	(358)	(711)	(406)	(1,475)	(12,335)	(13,810)	992	(1,018)	(26)	(13,836)
Between one and two years	—	(535)	(327)	(862)	(84)	(946)	495	(503)	(8)	(954)
Between two and three years	—	(746)	(282)	(1,028)	(131)	(1,159)	47	(52)	(5)	(1,164)
Between three and four years	—	(726)	(261)	(987)	(13)	(1,000)	47	(52)	(5)	(1,005)
Between four and five years	—	(704)	(231)	(935)	(10)	(945)	718	(650)	68	(877)
Over five years	—	(1,859)	(1,265)	(3,124)	(20)	(3,144)	—	—	—	(3,144)
	(358)	(5,281)	(2,772)	(8,411)	(12,593)	(21,004)	2,299	(2,275)	24	(20,980)
Effect of discounting/financing rates	—	918	618	1,536	52	1,588	—	—	7	1,595
Total	(358)	(4,363)	(2,154)	(6,875)	(12,541)	(19,416)	—	—	31	(19,385)
Notes
[1]Maturities reflect contractual cash flows applicable except in the event of a change of control or event of default, upon which the noteholder shall have the option to require the issuer to redeem or repay the notes within 45 days of the notice period.
[2]Includes deferred income and customer advances of £1,160 million (2023: £1,319 million) within one year. Also includes contingent consideration liabilities, liabilities in respect of put option agreements with vendors and non-derivative financial liabilities within trade and other payables as disclosed in Note 17.

Analysis of Fixed and Floating Rate Debt by Currency
Analysis of fixed and floating rate debt by currency including the effect of interest rate and cross-currency interest rate swaps:

2024			£m	Fixed rate[1]	Maturity (months)[1]
Currency
$	– fixed		1,026	5.24	91
£	– fixed		1,501	3.53	83
€	– fixed		1,736	2.12	36
		Total	4,263

2023			£m	Fixed rate[1]	Maturity (months)[1]
Currency
$	– fixed		1,472	4.62	66
£	– fixed		1,094	2.97	130
€	– fixed		1,820	2.12	48
		Total	4,386
Note
[1]Weighted average

Summary of Currency Risk

	Impact on income statement Gain/(loss)		Impact on equity Gain/(loss)
	2024	2023	2024	2023
	£m	£m	£m	£m
US dollar	(82)	41	93	18
Euro	105	186	—	—

Analysis of Financial Assets and Liabilities
An analysis of the Group's financial assets and liabilities by accounting classification is set out below:

	Derivatives in designated hedge relationships	Held at fair value through profit or loss	Held at fair value through other comprehensive income	Amortised cost	Carrying value
	£m	£m	£m	£m	£m
2024
Current and non-current assets
Trade and other receivables	—	—	—	10,197	10,197
Derivative assets	4	1	—	—	5
Other investments	—	306	92	—	398
Cash and cash equivalents	—	655	—	1,983	2,638

Current and non-current liabilities
Trade and other payables	—	—	—	(10,912)	(10,912)
Deferred income and customer advances	—	—	—	(1,160)	(1,160)
Borrowings	—	—	—	(4,328)	(4,328)
Derivative liabilities	(55)	(2)	—	—	(57)
Contingent consideration liabilities	—	(133)	—	—	(133)
Liabilities in respect of put options	—	—	—	(67)	(67)
	(51)	827	92	(4,287)	(3,419)

	Derivatives in designated hedge relationships	Held at fair value through profit or loss	Held at fair value through other comprehensive income	Amortised cost	Carrying value
	£m	£m	£m	£m	£m
2023
Current and non-current assets
Trade and other receivables	—	—	—	10,719	10,719
Derivative assets	31	2	—	—	33
Other investments	—	258	75	—	333
Cash and cash equivalents	—	181	—	2,037	2,218

Current and non-current liabilities
Trade and other payables	—	—	—	(10,919)	(10,919)
Deferred income and customer advances[1]	—	—	—	(1,319)	(1,319)
Borrowings	—	—	—	(4,721)	(4,721)
Derivative liabilities	—	(2)	—	—	(2)
Contingent consideration liabilities	—	(199)	—	—	(199)
Liabilities in respect of put options	—	—	—	(104)	(104)
	31	240	75	(4,307)	(3,961)
Note
[1]The prior year table has been re-presented to include deferred income and customer advances
The following table sets out the carrying amount of recognised financial instruments that are subject to the above agreements. The column ‘Net amount’ shows the impact on the Group’s consolidated statement of financial position if offset rights were exercised.

	31 December 2024			31 December 2023
	Gross amounts presented in balance sheet £m	Right of set off with derivative counterparties £m	Net amount £m	Gross amounts presented in balance sheet £m	Right of set off with derivative counterparties £m	Net amount £m
Derivative financial assets	5	(5)	—	33	5	38
Derivative financial liabilities	(57)	5	(52)	(2)	(5)	(7)
Total	(52)	—	(52)	31	—	31

Analysis of Financial Instruments Measured at Fair Value
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable, or based on observable inputs:
Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (ie as prices) or indirectly (ie derived from prices);
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
2024
Derivatives in designated hedge relationships
Derivative assets	—	4	—	4
Derivative liabilities	—	(55)	—	(55)
Held at fair value through profit or loss
Money market funds	655	—	—	655
Other investments	73	—	233	306
Derivative assets	—	1	—	1
Derivative liabilities	—	(2)	—	(2)
Contingent consideration liabilities	—	—	(133)	(133)
Held at fair value through other comprehensive income
Other investments	3	—	89	92

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
2023
Derivatives in designated hedge relationships
Derivative assets	—	31	—	31
Derivative liabilities	—	—	—	—
Held at fair value through profit or loss
Money market funds	181	—	—	181
Other investments	1	—	257	258
Derivative assets	—	2	—	2
Derivative liabilities	—	(2)	—	(2)
Contingent consideration liabilities	—	—	(199)	(199)
Held at fair value through other comprehensive income
Other investments	7	—	68	75
Reconciliation of level 3 fair value measurements:

	Contingent consideration liabilities	Other investments
	£m	£m
1 January 2023	(160)	359
Gains/(losses) recognised in the income statement	51	(27)
Gains recognised in other comprehensive income	—	1
Exchange adjustments	2	—
Additions	(150)	3
Disposals	—	(11)
Settlements	58	—
31 December 2023	(199)	325
Gains/(losses) recognised in the income statement	1	(29)
Exchange adjustments	1	2
Additions	(33)	24
Settlements	97	—
31 December 2024	(133)	322

Information about Hedged Items
The following table represents the Group's continued designated hedge relationships under IFRS 9.

	Cash flow hedges of foreign currency risk[1]		Cash flow hedges of interest rate risk[2]		Fair value hedges of foreign currency and interest rate risk		Net investment hedges of foreign currency risk
	2024	2023	2024	2023	2024	2023	2024	2023
Carrying amount of derivative hedging instruments[3]	£(56)m	£(17)m	—	—	£(15)m	—	£20m	£48m
Carrying amount of non-derivative hedging instruments (bonds)	—	—	—	—	—	—	£(244)m	£(835)m
Notional amount of hedged items	€1,400m	€1,250m	£428m	—	€500m	—	—	—
Notional amount of hedging instruments	€1,400m	€1,250m	£428m	—	€500m	—	US$1,285m	US$1,874m
Notional amount of hedged net assets	—	—	—	—	—	—	US$1,285m	US$1,874m
Change in fair value of hedged items gain/(loss)	£2m	£32m	—	—	£4m	—	£3m	£(108)m
Change in fair value of hedging instrument (loss)/gain	£(5)m	£(29)m	—	—	£(7)m	—	£(3)m	£110m
Hedge ineffectiveness (loss)/gain	£(3)m	£3m	—	—	£(3)m	—	—	£2m
Fair value (loss)/gain arising on hedging instruments deferred to OCI	£(35)m	£(43)m	—	—	—	—	£(3)m	£108m
Fair value amounts reclassified to profit and loss	£58m	£44m	—	—	—	—	—	—
Maturity date	2025-29	2025-28	2025	—	2033	—	2028-43	2024-43
Weighted average interest rate	4.45%	4.43%	4.96%	—	SONIA	—	5.24%	4.62%
Weighted average FX rate[4]	1.14	1.13	—	—	1.17	—	1.24	1.23
Notes
[1]Relates to fix to fix Euro to GBP cross currency swaps designated as cash flow hedges.
[2] Relates to float to fix GBP interest rate swaps.
[3] This amount is presented in trade and other receivables, and trade and other payables. The use of derivatives may entail a derivative transaction qualifying for more than one hedge type designation under IFRS 9. Therefore, the carrying amounts are grossed up by hedge type, whereas they are presented at an instrument level in the balance sheet.
[4] Weighted average FX rate is GBP against the currency in which the hedged item is presented.